T. ROWE PRICE Health Sciences Portfolio
September 30, 2025 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.2%
BIOTECHNOLOGY  35.0%
International-Biotechnology  0.1%
Ideaya Biosciences (1) 11,471 312
312
Major Biotechnology  7.3%
Alkermes (1) 45,950 1,378
Celldex Therapeutics (1) 35,313 913
Exact Sciences (1) 51,520 2,819
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 —
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 —
Gilead Sciences  159,311 17,683
Neurocrine Biosciences (1) 27,451 3,854
United Therapeutics (1) 11,931 5,002
Vertex Pharmaceuticals (1) 39,689 15,544
47,193
Other Biotechnology  27.6%
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 —
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 —
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 —
Agios Pharmaceuticals (1) 47,300 1,899
Akero Therapeutics (1) 67,705 3,215
Alector (1) 119,082 352
Allogene Therapeutics (1) 160,368 199
Alnylam Pharmaceuticals (1) 46,288 21,107
Annexon (1) 20,477 62
Apogee Therapeutics (1) 31,278 1,243
Arcellx (1) 21,930 1,800
Ascendis Pharma, ADR (1) 48,778 9,698
Aura Biosciences (1) 20,070 124
Avidity Biosciences (1) 149,398 6,509
Beam Therapeutics (1) 58,593 1,422
BeOne Medicines, ADR (1) 9,280 3,162
BeOne Medicines, Class H (HKD) (1) 473,252 12,628
Bicara Therapeutics (1) 67,370 1,064
Bicycle Therapeutics, ADR (1) 62,846 486
Biohaven (1) 48,587 729
BridgeBio Oncology Therapeutics (1) 39,553 458
Cabaletta, Warrants, 9/20/26,
Acquisition Date: 6/11/25,
Cost $— (1)(3) 93,835 —
Cabaletta Bio (1) 85,535 200
Centessa Pharmaceuticals, ADR (1) 170,977 4,146
CG oncology (1) 56,200 2,264
Climb Bio (1) 25,800 52
Crescent Biopharma (1) 17,631 210
Shares/Par $ Value
(Cost and value in $000s)
‡
Crinetics Pharmaceuticals (1) 72,791 3,032
Cytokinetics (1) 48,535 2,667
Denali Therapeutics (1) 93,166 1,353
Disc Medicine (1) 21,984 1,453
Entrada Therapeutics (1) 19,854 115
Generation Bio (1) 9,145 56
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date:
2/18/22, Cost $253 (1)(2)(3) 253,263 —
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Immunocore Holdings, ADR (1) 46,998 1,707
Immunome (1) 167,365 1,960
Incyte (1) 25,667 2,177
Insmed (1) 139,470 20,085
Ionis Pharmaceuticals (1) 52,856 3,458
Iovance Biotherapeutics (1) 42,849 93
Janux Therapeutics (1) 21,550 527
Krystal Biotech (1) 16,142 2,849
Kymera Therapeutics (1) 68,389 3,871
Kyverna Therapeutics (1) 67,973 408
MBX Biosciences (1) 41,648 729
Merus (1) 24,586 2,315
Monte Rosa Therapeutics (1) 61,577 456
MoonLake Immunotherapeutics (1) 40,455 290
Natera (1) 39,356 6,335
Nuvalent, Class A (1) 26,239 2,269
Odyssey Therapeutics, Warrants,
6/16/32, Acquisition Date: 6/16/25,
Cost $— (1)(2)(3) 7,373 —
ORIC Pharmaceuticals (1) 53,459 641
Oruka Therapeutics (1) 19,696 379
Oruka Therapeutics PIPE,
Acquisition Date: 9/17/25,
Cost $178 (1)(3) 11,885 217
Pharvaris (1) 35,858 895
Praxis Precision Medicines (1) 14,467 767
Prelude Therapeutics (1) 42,748 62
ProfoundBio, Escrow Fund Payment,
EC, Acquisition Date: 5/24/24,
Cost $34 (1)(2)(3) 33,627 32
ProfoundBio, Expense Fund
Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(2)(3) 112 —
Protagonist Therapeutics (1) 53,848 3,577

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Rapport Therapeutics (1) 48,815 1,450
Regeneron Pharmaceuticals  17,375 9,769
Relay Therapeutics (1) 41,119 215
Repligen (1) 7,000 936
Replimune Group (1) 114,926 481
Revolution Medicines (1) 89,354 4,173
Revolution Medicines, Warrants,
11/14/28 (1) 11,096 3
Rhythm Pharmaceuticals (1) 21,570 2,178
Ring Therapeutics, Acquisition Date:
4/12/21 - 10/7/22, Cost $601 (1)(2)
(3) 13,073 60
Rocket Pharmaceuticals (1) 51,403 168
Scholar Rock Holding (1) 113,223 4,216
Sensorion (EUR) (1) 486,286 196
Soleno Therapeutics (1) 41,091 2,778
Spyre Therapeutics (1) 26,722 448
Structure Therapeutics, ADR (1) 13,305 372
Summit Therapeutics (1) 193,217 3,992
Tarsus Pharmaceuticals (1) 18,878 1,122
Tenax Therapeutics, Warrants,
8/29/29, Acquisition Date: 8/6/24,
Cost $— (1)(3) 53,640 61
Treeline Biosciences, Warrants,
8/21/35, Acquisition Date: 8/21/25,
Cost $— (1)(2)(3) 2,604 19
Ultragenyx Pharmaceutical (1) 37,932 1,141
Vaxcyte (1) 52,865 1,904
Vera Therapeutics (1) 75,300 2,188
Voyager Therapeutics (1) 37,011 173
WaVe Life Sciences (1) 51,944 380
Xencor (1) 33,300 391
Zai Lab, ADR (1) 44,177 1,497
178,115
Total Biotechnology 225,620
CONSUMER
NONDURABLES  0.1%
Pharmaceuticals  0.1%
Tenax Therapeutics, Warrants,
Acquisition Date: 8/6/24,
Cost $305 (1)(3) 101,916 736
Total Consumer Nondurables 736
LIFE SCIENCES  6.6%
Life Sciences  6.6%
Chromacode, Acquisition Date:
2/28/22, Cost $196 (1)(2)(3) 28 —
Danaher  81,929 16,243
Ginkgo Bioworks Holdings (1) 2,281 33
Revvity  20,417 1,790
SomaLogic, Warrants, 8/31/26 (1) 4,962 —
Thermo Fisher Scientific  50,053 24,277
Total Life Sciences 42,343
Shares/Par $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 24,783 61
Total Miscellaneous 61
PHARMACEUTICALS  15.6%
Major Pharmaceuticals  15.3%
AbbVie  94,021 21,770
AstraZeneca, ADR  196,888 15,105
Chugai Pharmaceutical (JPY)  43,900 1,946
Eli Lilly  73,597 56,155
Sanofi, ADR  74,894 3,535
98,511
Specialty Pharmaceuticals  0.3%
Madrigal Pharmaceuticals (1) 4,865 2,231
2,231
Total Pharmaceuticals 100,742
PRODUCTS & DEVICES  19.3%
Capital Equipment  0.2%
PROCEPT BioRobotics (1) 30,141 1,076
1,076
Implants  12.2%
Boston Scientific (1) 162,573 15,872
Intuitive Surgical (1) 68,545 30,656
Sonova Holding (CHF)  9,143 2,508
Stryker  79,920 29,544
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $644 (1)(2)(3) 5,220 172
78,752
Other Products & Devices  6.9%
Argenx, ADR (1) 40,902 30,168
Dexcom (1) 19,041 1,281
IDEXX Laboratories (1) 6,442 4,116
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 119
Penumbra (1) 34,359 8,704
Saluda Medical, Warrants,
1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 4,672 —
44,388
Total Products & Devices 124,216
SERVICES  15.3%
Distribution  2.5%
Cardinal Health  23,471 3,684
Cencora  15,139 4,731
CVS Health  83,165 6,270
McKesson  1,800 1,391
16,076
Information  0.6%
GeneDx Holdings (1) 6,172 665

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 1
Veeva Systems, Class A (1) 11,760 3,504
4,170
Other Services  2.0%
Caris Life Sciences (1) 18,168 550
Caris Life Sciences, Acquisition
Date: 8/14/20 - 5/11/21,
Cost $1,293 (1)(3) 86,009 2,602
Guardant Health (1) 67,300 4,205
ICON (1) 4,853 849
PrognomIQ, Class A, Acquisition
Date: 11/15/19 - 4/22/25,
Cost $656 (1)(2)(3) 27,338 4
Quest Diagnostics  24,012 4,576
12,786
Payors  7.2%
Alignment Healthcare (1) 89,396 1,560
Cigna Group  36,749 10,593
Elevance Health  19,613 6,337
Molina Healthcare (1) 6,977 1,335
UnitedHealth Group  76,751 26,502
46,327
Providers  3.0%
BrightSpring Health Services (1) 135,303 4,000
Encompass Health  18,603 2,363
HCA Healthcare  13,290 5,664
Tenet Healthcare (1) 34,362 6,977
19,004
Total Services 98,363
Total Miscellaneous Common
Stocks  4.3% (4) 27,977
Total Common Stocks (Cost
$328,883) 620,058
CONVERTIBLE BONDS  0.1%
BIOTECHNOLOGY  0.1%
Other Biotechnology  0.1%
Immunocore Holdings, 2.50%, 2/1/30  739,000 670
Total Biotechnology 670
PRODUCTS & DEVICES  0.0%
Capital Equipment  0.0%
RefleXion Medical, 0.00%,
7/24/26, Acquisition Date: 7/28/25,
Cost $13 (1)(2)(3) 12,143 19
RefleXion Medical, 15.00%,
7/11/26, Acquisition Date: 8/13/25,
Cost $12 (1)(2)(3) 12,143 19
RefleXion Medical, 15.00%,
7/11/26, Acquisition Date: 8/27/25,
Cost $12 (1)(2)(3) 12,143 19
57
Shares/Par $ Value
(Cost and value in $000s)
‡
Other Products & Devices  0.0%
Saluda Medical, 0.00%, 12/31/26,
Acquisition Date: 1/3/25,
Cost $112 (1)(2)(3) 112,300 112
112
Total Products & Devices 169
Total Convertible Bonds (Cost
$888) 839
CONVERTIBLE PREFERRED STOCKS  3.4%
BIOTECHNOLOGY  2.0%
Other Biotechnology  2.0%
Aktis Oncology, Series B, Acquisition
Date: 9/20/24, Cost $538 (1)(2)(3) 134,478 538
Arbor Bio, Series B, Acquisition
Date: 10/29/21, Cost $398 (1)(2)(3) 23,994 99
Arsenal Biosciences, Series
C, Acquisition Date: 7/9/24,
Cost $651 (1)(2)(3) 35,023 651
Avalyn Pharma, Series C-1,
Acquisition Date: 9/22/23,
Cost $285 (1)(2)(3) 388,595 309
Avalyn Pharma, Series D, Acquisition
Date: 4/25/25, Cost $72 (1)(2)(3) 90,102 72
Bluejay Therapeutics, Series
C, Acquisition Date: 5/1/24,
Cost $850 (1)(2)(3) 130,259 553
Chroma Medicine, Series I,
Acquisition Date: 10/12/21 - 12/4/24,
Cost $785 (1)(2)(3) 354,997 355
Delfi Diagnostics, Series A,
Acquisition Date: 1/12/21 - 4/7/22,
Cost $320 (1)(2)(3) 154,525 749
Delfi Diagnostics, Series B,
Acquisition Date: 6/10/22,
Cost $408 (1)(2)(3) 84,104 408
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $606 (1)(2)(3) 34,286 200
Eikon Therapeutics, Series B-1,
Acquisition Date: 12/3/21 - 2/14/25,
Cost $203 (1)(2)(3) 34,790 203
Eikon Therapeutics, Series
C, Acquisition Date: 5/18/23,
Cost $155 (1)(2)(3) 7,198 42
Eikon Therapeutics, Series C-1,
Acquisition Date: 5/18/23 - 2/14/25,
Cost $40 (1)(2)(3) 6,893 40
Eikon Therapeutics, Series
D, Acquisition Date: 2/14/25,
Cost $244 (1)(2)(3) 41,686 244
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 550
EndeavorBio, Series C, Acquisition
Date: 4/22/24, Cost $154 (1)(2)(3) 23,627 154

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
FOG Pharma, Series C, Acquisition
Date: 1/11/21 - 8/2/21, Cost $282 (1)
(2)(3) 19,483 165
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296 (1)(2)(3) 27,546 202
FOG Pharma, Series E,
Acquisition Date: 2/29/24 - 1/22/25,
Cost $186 (1)(2)(3) 29,808 186
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Generate Bio, Series C, Acquisition
Date: 5/9/23, Cost $201 (1)(2)(3) 17,003 201
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465 (1)(2)(3) 91,103 465
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486 (1)(2)(3) 85,928 486
Kartos Therapeutics, Series
D, Acquisition Date: 2/26/25,
Cost $153 (1)(2)(3) 27,086 153
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 76
Obsidian Therapeutics, Series
C, Acquisition Date: 3/27/24,
Cost $422 (1)(2)(3) 222,385 422
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 80
Odyssey Therapeutics, Series
C, Acquisition Date: 10/25/23,
Cost $25 (1)(2)(3) 4,902 7
Odyssey Therapeutics, Series
D, Acquisition Date: 6/16/25,
Cost $37 (1)(2)(3) 24,579 37
SalioGen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $497 (1)(2)(3) 4,690 —
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 30,439 158
Tessera Therapeutics, Series
D, Acquisition Date: 3/7/25,
Cost $89 (1)(2)(3) 17,248 89
Third Arc Bio, Series A, Acquisition
Date: 7/16/24 - 4/24/25,
Cost $427 (1)(2)(3) 203,148 427
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 773
Shares/Par $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $1,060 (1)(2)(3) 123,059 897
Treeline Biosciences, Series
A-2, Acquisition Date: 8/21/25,
Cost $150 (1)(2)(3) 17,362 126
Total Biotechnology 12,796
CONSUMER
NONDURABLES  0.1%
Biotechnology  0.0%
Arbor Bio, Series C, Acquisition
Date: 10/21/24, Cost $65 (1)(2)(3) 15,714 65
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $500 (1)(2)(3) 46,567 66
131
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition
Date: 4/7/21, Cost $553 (1)(2)(3) 38,140 49
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 53
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 255
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 272
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 82
711
Total Consumer Nondurables 842
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series
B, Acquisition Date: 10/18/24,
Cost $540 (1)(2)(3) 113,620 540
Total Financial 540
LIFE SCIENCES  0.5%
Life Sciences  0.5%
Cellanome, Series A, Acquisition
Date: 12/30/21, Cost $497 (1)(2)(3) 89,839 673
Chromacode, Series AA, Acquisition
Date: 5/22/25, Cost $10 (1)(2)(3) 2,002 10
Clear Labs, Series C, Acquisition
Date: 5/13/21, Cost $595 (1)(2)(3) 171,440 542
Clear Labs, Series D, Acquisition
Date: 12/12/24, Cost $58 (1)(2)(3) 18,600 58
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 158
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 266
Element Biosciences, Series
D, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 75

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Biosciences, Series
D-1, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 75
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 119
Manus Bio, Series One-6, Acquisition
Date: 3/30/21, Cost $572 (1)(2)(3) 54,498 164
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 872
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 309
Total Life Sciences 3,321
PRODUCTS & DEVICES  0.4%
Capital Equipment  0.0%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 62
Reflexion Medical, Series
D, Acquisition Date: 4/3/20,
Cost $97 (1)(2)(3) 51,079 23
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 48
Reflexion Medical, Series F,
Acquisition Date: 11/13/23,
Cost $125 (1)(2)(3) 83,280 30
163
Implants  0.2%
Kardium, Series D-5, Acquisition
Date: 11/29/18, Cost $391 (1)(2)(3) 403,778 331
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $565 (1)(2)(3) 556,501 460
Kardium, Series D-7, Acquisition
Date: 6/9/25, Cost $284 (1)(2)(3) 584,117 378
Kardium, Series D-8, Acquisition
Date: 6/6/25, Cost $242 (1)(2)(3) 373,263 242
1,411
Other Products & Devices  0.2%
Galvanize Therapeutics, Series
C, Acquisition Date: 7/7/25,
Cost $236 (1)(2)(3) 445,669 236
Galvanize Therapeutics, Series
C-1, Acquisition Date: 7/7/25,
Cost $570 (1)(2)(3) 1,656,003 877
Saluda Medical, Series D,
Acquisition Date: 1/20/22,
Cost $397 (1)(2)(3) 31,146 150
Saluda Medical, Series E, Acquisition
Date: 4/6/23, Cost $84 (1)(2)(3) 10,371 45
Saluda Medical, Series E-1,
Acquisition Date: 4/6/23,
Cost $113 (1)(2)(3) 13,909 61
1,369
Total Products & Devices 2,943
Shares/Par $ Value
(Cost and value in $000s)
‡
SERVICES  0.3%
Information  0.1%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $312 (1)(2)(3) 26,533 312
312
Other Services  0.1%
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 333
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 202
Freenome Holdings, Series
D, Acquisition Date: 11/22/21,
Cost $179 (1)(2)(3) 23,669 117
Freenome Holdings, Series
F, Acquisition Date: 1/26/24,
Cost $63 (1)(2)(3) 8,542 42
694
Providers  0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 189
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 127
316
Total Services 1,322
Total Convertible Preferred Stocks
(Cost $30,011) 21,764
PREFERRED STOCKS  0.2%
LIFE SCIENCES  0.2%
Life Sciences  0.2%
Sartorius (EUR)  4,931 1,153
Total Life Sciences 1,153
Total Preferred Stocks (Cost $809) 1,153
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve
Fund, 4.16% (5)(6) 3,373,594 3,374
Total Short-Term Investments
(Cost $3,374) 3,374
Total Investments in
Securities  100.4%
(Cost $363,965) $ 647,188
Other Assets Less Liabilities
(0.4)% (2,806)
Net Assets 100.0% $ 644,382

T. ROWE PRICE Health Sciences Portfolio

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $25,955 and represents 4.0% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.16% $ —# $ — $ 188+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government Reserve Fund, 4.16% $ 5,168  ¤  ¤ $ 3,374^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $188 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,374.

T. Rowe Price Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Health Sciences Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Health Sciences Portfolio

decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 598,143 $ 21,509 $ 406 $ 620,058
Convertible Bonds — 670 169 839
Convertible Preferred Stocks — — 21,764 21,764
Preferred Stocks — 1,153 — 1,153
Short-Term Investments 3,374 — — 3,374
Total $ 601,517 $ 23,332 $ 22,339 $ 647,188

T. Rowe Price Health Sciences Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2025. Gain (loss)
reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $(6,416,000) for the period ended
September 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 1,092 $ (1,485) $ 799 $ — $ 406
Convertible Bonds 775 100 148 (854) 169
Convertible Preferred Stocks 26,578 (4,142) 3,677 (4,349) 21,764
Total $ 28,445 $ (5,527) $ 4,624 $ (5,203) $ 22,339
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $406 Recent comparable
transaction price(s)
—# —# —# —#
Discount for uncertainty 5% - 100% 13% Decrease
Discount for dilution 15% 15% Decrease
Market comparable Enterprise value to sales
multiple
2.0x 2.0x Increase
Enterprise value to gross
profit multiple
4.9x 4.9x Increase
Discount for uncertainty 100% 100% Decrease
Discount for lack of
marketability
10% 10% Decrease
Convertible Bonds $169 Recent comparable
transaction price(s)
—# —# —# —#
Private company valuation —# —# —#
Convertible Preferred Stocks $21,764 Recent comparable
transaction price(s)
—# —# —# —#
Private company valuation —# —# —#
Discount for lack of
recoverability
—# —# —#
Discount for dilution 15% 15% Decrease
Market comparable Premium for liquidation
preference
—# —# —#
Third-party valuation —# —# —#

T. Rowe Price Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E309-054Q3 09/25
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise value to sales
multiple
1.5x - 8.0x 5.5x Increase
Sales growth rate 0% - 28% 19% Increase
Enterprise value to gross
profit multiple
4.3x - 6.5x 5.4x Increase
Enterprise value to EBITDA
multiple
19.6x 19.6x Increase
Probability for potential
outcome
10% - 55% 33% Increase
Discount to public company
multiples
43% - 52% 46% Decrease
Cost of capital 25% - 30% 29% Decrease
Discount for uncertainty 100% 100% Decrease
Discount for lack of
marketability
10% 10% Decrease